SHARE-BASED COMPENSATION, Compensation Plans (Details)	12 Months Ended
	Dec. 31, 2025 shares	Dec. 31, 2024 Installment	Dec. 31, 2023 Installment
Share Options [Member]
Share-based Payment Arrangement [Abstract]
Options granted contractual term	10 years
SARs [Member]
Share-based Payment Arrangement [Abstract]
Number of substantially equal quarterly installments for vesting		16	12
SARs [Member] | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage			25.00%
SARs [Member] | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage			75.00%
RSUs [Member]
Share-based Payment Arrangement [Abstract]
Number of substantially equal quarterly installments for vesting		16	12
RSUs [Member] | Vesting in First Anniversary Year [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage			25.00%
RSUs [Member] | Vesting in 12 Substantially Equal Quarterly Installments [Member]
Share-based Payment Arrangement [Abstract]
Vesting percentage			75.00%
2009 Share Incentive Plan [Member]
Share-based Payment Arrangement [Abstract]
Maximum number of shares to all awards under the plan will increase on total ordinary shares, percentage	3.00%
2009 Share Incentive Plan [Member] | Class A Ordinary Shares [Member]
Share-based Payment Arrangement [Abstract]
Maximum aggregate number of ordinary shares to be issued under Plan (in shares) | shares	246,892,991